CONTINGENCIES AND COMMITMENTS (Tables)	6 Months Ended
Feb. 28, 2021
Disclosure of contingent liabilities [abstract]
Disclosure of detailed information about commitments [Table Text Block]
Payments Due by Year
	< 1 Year	1 - 3 Years	4 - 5 Years	> 5 Years	Total
Lease Obligations	$98	$182	$—	$—	$280
Convertible Notes (Note 6)(1)	1,374	20,677	—	—	22,051
Sprott Facility (Note 5)(1),(2)	11,964	—	—	—	11,964
Totals	$13,436	$20,859	$—	$—	$34,295

Notes:

[1] Includes unamortized deferred finance fees.

[2] The Company has the right to defer payment for one year